Dec. 30, 2016
10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-05 | Fidelity® Stock Selector Small Cap Fund
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.